Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2018
Lab equipment
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20% declining balance
Computer equipment
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	30% declining balance
Office equipment
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20% declining balance
Leaseholds
Statements [Line Items]
Depreciation method, property, plant and equipment	Straight-line over expected lease term